TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance For impairment of accounts receivable	€ 101	€ 30	€ 53
Allowance For impairment of accounts receivable Additions		71
Allowance For impairment of accounts receivable	(67)		(23)
Allowance For impairment of accounts receivable	€ 34	€ 101	€ 30